Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 25, 2021
IfrsStatementLineItems [Line Items]
[custom:GuaranteeInsuranceForEscrowDepositRenewed-0]	R$ 555,000		R$ 600,000
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
[custom:TaxDeficiencyNoticeRelatedToSewageServices]	857,688	R$ 731,809
Other Concession Related Legal Proceedings [Member]
IfrsStatementLineItems [Line Items]
[custom:IndemnitiesReceivable-0]	R$ 27,539	R$ 27,539